EQUITY METHOD INVESTMENT (Details) (10-Q) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
EQUITY METHOD INVESTMENT [Abstract]
Payment to partner for termination of agreement		$ 1.2
Schedule of Equity Method Investments [Line Items]
Membership interest sold (in hundredths)	50.00%
Percentage right to purchase capital stock (in hundredths)	45.00%
Sales proceeds from membership interest	$ 1.2
Percentage of capital stock to be purchased in case of decline of right (in hundredths)	25.00%
Period considered for purchase of capital stock in case of decline of right	2 years
Exercise price for option as percentage of capital investment (in hundredths)	25.00%